Fair Value Measurements - Schedule Of Assets and Liabilities Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Total liabilities	$ 7,283	$ 13,701
Cash Equivalents
Assets:
Total assets			$ 31,726
Cash Equivalents | Money Market Funds
Assets:
Total assets			31,726
Fair Value, Inputs, Level 1 | Cash Equivalents
Assets:
Total assets			31,726
Fair Value, Inputs, Level 1 | Cash Equivalents | Money Market Funds
Assets:
Total assets			$ 31,726
Fair Value, Inputs, Level 2
Liabilities:
Total liabilities	7,283
Fair Value, Inputs, Level 3
Liabilities:
Total liabilities		13,701
Warrant Liability
Liabilities:
Total liabilities	7,283	13,701
Warrant Liability | Fair Value, Inputs, Level 2
Liabilities:
Total liabilities	$ 7,283
Warrant Liability | Fair Value, Inputs, Level 3
Liabilities:
Total liabilities		$ 13,701